Subsequent Event	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Event
Subsequent Event

Note 6 – Subsequent Events

On July 29, 2013, the Company entered into a reserve equity financing agreement (the “Financing Agreement”) with AGS Capital Group, LLC, (“AGS”).  Pursuant to the Financing Agreement, the Company has the right, but not the obligation, to issue $25,000,000 of the Company’s common stock to AGS over the course of 3 years.

Note 6 – Subsequent Events In January 2013, the Company issued 2,000,000 shares to investors for $20,000 at a price of $0.01 per share.